Information by Segment - Summary of Detailed Information about Reconciliation to Adjusted EBITDA (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about reconciliation to adjusted EBITDA [line items]
Net income	[1],[2]	€ 31,118	€ 39,067	€ 38,336
Income tax expense		18,334	14,839	16,450
Profit before taxation		49,452	53,906	54,786
Finance income		(4,094)	(1,411)	(1,206)
Finance expense		65,878	45,778	37,475
Operating income		111,236	98,273	91,055
Depreciation and amortization		128,954	108,252	89,835
Share-based payments		12,704	9,929	7,890
M&A transaction costs	[3]	3,235	4,604	2,429
Re-assessment of indirect taxes	[4]	1,755
Income from sub-leases on unused data center sites	[5]	(86)	(97)	(95)
Increase/(decrease) in provision for site restoration				(238)
Adjusted EBITDA	[1],[6]	257,798	220,961	190,876
Operating segments [member]
Disclosure of detailed information about reconciliation to adjusted EBITDA [line items]
Operating income		194,917	171,039	149,962
Adjusted EBITDA	[1]	317,449	274,483	236,386
Big4 [member] | Operating segments [member]
Disclosure of detailed information about reconciliation to adjusted EBITDA [line items]
Operating income		117,860	101,120	87,558
Depreciation and amortization		84,943	72,721	60,128
Share-based payments		1,079	1,074	838
Income from sub-leases on unused data center sites	[5]	(86)	(97)	(95)
Increase/(decrease) in provision for site restoration				(238)
Adjusted EBITDA	[1],[6]	203,796	174,818	148,191
Rest of Europe [member] | Operating segments [member]
Disclosure of detailed information about reconciliation to adjusted EBITDA [line items]
Operating income		77,057	69,919	62,404
Depreciation and amortization		33,964	29,365	25,371
Share-based payments		877	381	420
Re-assessment of indirect taxes	[4]	1,755
Adjusted EBITDA	[1],[6]	113,653	99,665	88,195
Corporate and other [member]
Disclosure of detailed information about reconciliation to adjusted EBITDA [line items]
Operating income		(83,681)	(72,766)	(58,907)	[1]
Depreciation and amortization		10,047	6,166	4,336
Share-based payments		10,748	8,474	6,632
M&A transaction costs	[3]	3,235	4,604	2,429
Adjusted EBITDA	[1],[6]	€ (59,651)	€ (53,522)	€ (45,510)

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.
[3]	"M&A transaction costs" are costs associated with the evaluation, diligence and conclusion or termination of merger or acquisition activity. These costs are included in "General and administrative costs"
[4]	This re-assessment relates to years prior to 2018 and is therefore not representative of our current ongoing business.
[5]	"Increase/(decrease) in provision for site restoration" represents income or expense related to the termination of data center sites. This item is treated as "Other income"
[6]	"Adjusted EBITDA" is a non-IFRS financial measure within the meaning of the rules of the SEC. See "Non-IFRS Financial Measures" for more information on this measure, including why we believe that this supplemental measure is useful, and the limitations on the use of this supplemental measure.